Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events [Abstract]
Disclosure of non-adjusting events after reporting period [text block]
22	Subsequent events

Subsequent to
December 31, 2018
:

•
stock options to purchase
130,000
Designated Shares with an exercise price of C$0.36
were terminated and an aggregate of
44,629
common shares were issued. In addition, an aggregate of
20,000
common shares were issued and the Company received gross proceeds of C$
5,600
from the option exercises.

•	the Company disposed of all its investments in common shares of Anglo Pacific for net proceeds of $1.0 million (Note 6).